Directors’ Emoluments and Key Management Personnel Remuneration	12 Months Ended
Dec. 31, 2023
Employee Emoluments And Remuneration [Abstract]
Directors’ Emoluments and Key Management Personnel Remuneration	Directors’ Emoluments and Key Management Personnel Remuneration

Directors’ Emoluments:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Directors’ emoluments	1,607	3,010	1,537
Contributions to defined contribution pension schemes	3	3	2
Total emoluments	1,610	3,013	1,539

Retirement benefits were accrued for 2 directors (2022: 2, 2021: 2). Share options were granted to 6 directors during 2023 (2022: 5, 2021: 4) and 5 directors exercised options during 2023 (2022: 3, 2021: 1).

In Respect of the Highest Paid Director:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Short term employee benefits	620	542	491
Contributions to defined contribution pension schemes	1	1	1
	621	543	492
The highest paid director exercised share options in the period. (2022: none, 2021: none).

Key Management Personnel Remuneration
The remuneration of key management personnel during the year (including remuneration relating to executive directors) was as follows:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Short term employee benefits	2,409	1,954	1,438
Share based payments	8,165	7,895	3,248
Contributions to defined contribution pension schemes	38	24	15
Compensation for loss of office	360	—	—
	10,972	9,873	4,701
Share Based Payments
From April 2022 the Company has issued all share options, performance share options, RSUs and PSUs to employees and non-employee members of the Board of Directors under the 2021 Equity Incentive Plan (“EIP”). All awards prior to that date were issued under the following legacy plans:
•Enterprise Management Incentive (“EMI”) Scheme
•Company Share Ownership Plan (“CSOP”)
•Unapproved Share Ownership Plan (“USOP”)
Total share-based remuneration expenses (including charges relating to the clawback shares) amounted to £24,350,000 during the year ended December 31, 2023 (2022: £30,576,000).
The following table represents the share-based payment expense by award type for the year ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
	£’000	£’000
Share options	14,510	19,959
Performance share options	3,005	2,545
PSUs	718	424
RSUs	4,090	3,709
Clawback shares	2,027	3,939
	24,350	30,576
Clawback Shares. As part of the Group's acquisition of Allcyte in 2021, additional equity securities with a total fair value of £8,074,000 were issued to shareholders of Allcyte who act in management positions of the company. These shares are subject to a clawback period of three years from the acquisition date whereby should said employees leave their positions within the Group within the clawback period the shares will be repurchased by the Group at their then nominal value. The fair value of these securities has been excluded from the purchase consideration in accordance with paragraph B55 of IFRS3 and will be expensed to profit or loss on a systematic basis over the period to which the clawback relates.
The total expense recognised within the share based payment charge during the year to December 31, 2023 in relation to these shares in the period is £2,027,000 (2022: £3,939,000) . This expense is included within research and development expenses.
Share Options. Share options are granted to employees and non-executive directors of the Group. These options typically vest in tranches over four years, with the only vesting condition relating to continued employment by the Group. Information with respect to share options for the year ended December 31, 2023 is as follows:

	Number of Share Options	Weighted Average Exercise Price
Options held as at January 1, 2023	9,809,788	£0.04
Granted	2,946,265	£0.14
Exercised	(2,294,497)	£0.02
Forfeited	(1,003,584)	£0.01
Options held as at December 31, 2023	9,457,972	£0.08

Exercisable as at December 31, 2023	4,856,059	£0.08
Share options outstanding as at December 31, 2023 had exercise prices in the range of £0.02 to £7.86 (December 31, 2022: £0.02 to £0.07). The weighted average contractual life for options outstanding as of December 31, 2023 was 7.8 years (December 31, 2022: 7.8 years).
The following information is relevant to the determination of the fair value of the options issued during the period. The Black-Scholes model has been used to calculate the fair value of options of the equity settled share based payments, with the following weighted average values:

Exercise price	£0.0005
Expected life	6.0 years
Expected volatility	95.7%
Risk-free rate	3.12%
Expected dividend rate	£0.00
Fair value	£4.22
The fair value of the underlying ordinary shares is equal to the closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from U.S. Government Bonds over a period commensurate with the expect term of the options. Expected volatility has been set with reference to the Group's own share price volatility over the period from the Company’s IPO to the award grant date and peer group analysis. The expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.
Performance Share Options. Performance share options are granted to certain executive officers of the group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share options for the year ended December 31, 2023 is as follows:

	Number of Share Options	Weighted Average Exercise Price
Options held as at January 1, 2023	877,704	£0.00
Granted	1,350,482	£0.00
Exercised	(39,304)	£0.00
Forfeited	(239,192)	£0.00
Options held as at December 31, 2023	1,949,690	£0.00

Exercisable as at December 31, 2023	—	£0.00
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the year ended December 31, 2023:

Exercise price	£0.0005
Expected life	3.0 years
Expected volatility	88.6%
Risk-free rate	3.59%
Expected dividend rate	—
Fair value	£3.33
The fair value of the underlying ordinary shares is equal to closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from U.S. Government Bonds over a period commensurate with the expect term of the options. Expected volatility has been derived as the weighted average volatility of comparator companies who have been listed for a period commensurate with the expected term prior to the grant date, and the expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.
Performance Share Units. Performance share units are granted to certain executive officers of the group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years.
Information with respect to performance share units for the year ended December 31, 2023 is as follows:

Number of PSUs
PSUs held as at January 1, 2023	146,285
Granted	342,548
PSUs held as at December 31, 2023	488,833

The weighted average grant date fair value per unit of the PSUs granted in the year to December 31, 2023 was £4.10. The weighted average remaining contractual life of the awards granted was 9.0 years as at December 31, 2023.
A Monte Carlo model has been used to calculate the fair value of the performance share units as at the grant date, with the same model inputs as detailed for the performance share options above.
Restricted Share Units. The Group operates a RSU scheme, whereby certain employees and directors receive restricted stock units held over Ordinary shares in the Company. These units are non-transferable and subject to forfeiture for periods prescribed by the Company. These awards are valued at the market value of the underlying shares at the date of grant and are subsequently amortised over the periods during which the restrictions lapse, typically four years. The awards expire on the cessation of the participant’s employment with the Group.
Details of the RSUs in existence during the year to December 31, 2023 are as follows:

Number of RSUs
RSUs held as at January 1, 2023	759,696
Granted	745,345
Released	(443,768)
Forfeited	(42,087)
RSUs held as at December 31, 2023	1,019,186

The weighted average grant date fair value per unit of the RSUs granted in the year to December 31, 2023 was £4.35. The weighted average remaining contractual life of the awards granted was 9.0 years as at December 31, 2023.
During the year ended December 31, 2023, 108,616 awards were released via a net settlement arrangement, with 55,260 shares issued and £243,000 paid by the Company in order to settle related employee tax obligations. The payments made have been recognised within retained earnings.
Of the RSUs held at January 1, 2022, 600,000 were issued as replacement options for EMI options cancelled during the year ended December 31, 2021. These 600,000 awards were released during the year ended December 31, 2022 via a net settlement arrangement, with 374,887 shares issued and £2,282,000 paid by the Company in order to settle related employee tax obligations. The payment made was recognised within retained earnings.